Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Long-Term Investments

(in thousands)	December 31 2017	December 31 2016

Common shares held	$95,608	$64,621
Warrants held	124	-
	$95,732	$64,621

Common Shares Held

	December 31, 2017

(in thousands)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains (Losses) Included in OCI

Bear Creek	13,264,305	13%	$21,358	$(1,859)
Sabina	11,700,000	5%	21,171	12,631
Arizona Mining	10,000,000	3%	27,581	9,333
Other			25,498	(1,553)

Total common shares held			$95,608	$18,552

	December 31, 2016

(in thousands)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains Included in OCI	Realized Loss on Disposal

Bear Creek	13,264,305	13%	$23,217	$17,658	$-
Sabina	11,700,000	5%	8,540	2,369	-
Arizona Mining	10,000,000	4%	18,248	15,864	-
Other			14,616	8,954	(7,006)

Total common shares held			$64,621	$44,845	$(7,006)

Warrants Held

	December 31, 2017

(in thousands)	Fair Value	Fair Value Adjustment Losses Included in Net Earnings

Warrants held - Kutcho	$124	$(6)